SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from ship broking services	$ 18,659,141	$ 19,999,294	$ 23,986,146
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from ship broking services	15,841,178	18,527,513	22,931,243
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from ship broking services	$ 2,717,963	$ 1,471,781	$ 1,054,903